Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases (Details Textual) $ in Thousands	1 Months Ended																										6 Months Ended
	Jun. 30, 2026 USD ($)	Apr. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Oct. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	May 12, 2023 USD ($)	Mar. 30, 2023 USD ($)
Finance Lease, Liability	$ 0				$ 0																						$ 0
Finance Lease, Right-of-Use Asset, Amortization																												$ 401
Sale Leaseback Transaction, Net Book Value	0				$ 0																						0
Finance Lease, Interest Expense																											0	421
Vela and Vulpecula [Member]
Sales-type and Direct Financing Leases, Interest Income																											4,530	$ 7,454
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2022, 1 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																														5 years
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2022, 2 [Member]
Direct Financing Lease, Lease Receivable	4,486																										4,486			$ 6,515
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																									5 years	5 years
Number of Dry-bulk Vessels																										1
Payments to Acquire Lease Receivables																										$ 12,250
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2023 [Member]
Number of Dry-bulk Vessels																									1
Payments to Acquire Lease Receivables																									$ 10,350
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																								5 years
Direct Financing Lease, Lease Receivable	5,722																										5,722
Number of Dry-bulk Vessels																								1
Payments to Acquire Lease Receivables																								$ 9,350
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																							5 years
Direct Financing Lease, Lease Receivable	6,944																										6,944
Payments to Acquire Lease Receivables																							$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																							5 years
Direct Financing Lease, Lease Receivable	6,944																										6,944
Payments to Acquire Lease Receivables																							$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2023, 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																							5 years
Direct Financing Lease, Lease Receivable	6,944																										6,944
Payments to Acquire Lease Receivables																							$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																						5 years
Direct Financing Lease, Lease Receivable	6,099																										6,099
Payments to Acquire Lease Receivables																						$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																						5 years
Direct Financing Lease, Lease Receivable	8,575																										8,575
Payments to Acquire Lease Receivables																						$ 14,400
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, October 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																					5 years
Direct Financing Lease, Lease Receivable	6,086																										6,086
Number of Dry-bulk Vessels																					1
Payments to Acquire Lease Receivables																					$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, November 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																				5 years
Direct Financing Lease, Lease Receivable	5,782																										5,782
Number of Dry-bulk Vessels																				1
Payments to Acquire Lease Receivables																				$ 8,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																			5 years
Number of Dry-bulk Vessels																			1
Payments to Acquire Lease Receivables																			$ 6,485
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2023, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																			5 years
Direct Financing Lease, Lease Receivable	10,054																										10,054
Number of Dry-bulk Vessels																			1
Payments to Acquire Lease Receivables																			$ 14,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, February 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Number of Dry-bulk Vessels																		1
Payments to Acquire Lease Receivables																		$ 6,325
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, February 2024, 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																		5 years
Number of Dry-bulk Vessels																		1
Payments to Acquire Lease Receivables																		$ 14,600
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																	5 years
Direct Financing Lease, Lease Receivable	6,560																										6,560
Number of Dry-bulk Vessels																	1
Payments to Acquire Lease Receivables																	$ 8,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)																5 years
Direct Financing Lease, Lease Receivable	12,413																										12,413
Payments to Acquire Lease Receivables																$ 16,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, August 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)															5 years
Number of Dry-bulk Vessels															1
Payments to Acquire Lease Receivables															$ 6,413
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, November 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Lease Receivable	6,975																										6,975
Payments to Acquire Lease Receivables														$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)													5 years
Direct Financing Lease, Lease Receivable	7,336																										7,336
Payments to Acquire Lease Receivables													$ 9,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)													5 years
Direct Financing Lease, Lease Receivable	5,821																										5,821
Payments to Acquire Lease Receivables													$ 6,920
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)												5 years
Direct Financing Lease, Lease Receivable	5,692																										5,692
Payments to Acquire Lease Receivables												$ 6,825
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, May 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)												5 years
Direct Financing Lease, Lease Receivable	7,477																										7,477
Payments to Acquire Lease Receivables												$ 9,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years																	5 years
Payments to Acquire Lease Receivables											$ 15,300
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years																	5 years
Direct Financing Lease, Lease Receivable	13,989																										13,989
Payments to Acquire Lease Receivables											$ 15,300
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years																	5 years
Payments to Acquire Lease Receivables											$ 13,700
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 4 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years																	5 years
Payments to Acquire Lease Receivables											$ 13,700
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 5 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years																	5 years
Direct Financing Lease, Lease Receivable	11,937																										11,937
Payments to Acquire Lease Receivables											$ 13,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 6 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years																	5 years
Direct Financing Lease, Lease Receivable	11,946																										11,946
Payments to Acquire Lease Receivables											$ 13,500
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 7 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											3 years																	3 years
Direct Financing Lease, Lease Receivable	3,631																										3,631
Payments to Acquire Lease Receivables											$ 5,490
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 8 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											3 years																	3 years
Direct Financing Lease, Lease Receivable	4,025																										4,025
Payments to Acquire Lease Receivables											$ 7,420
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2025 9 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)											5 years																	5 years
Direct Financing Lease, Lease Receivable	6,189																										6,189
Payments to Acquire Lease Receivables											$ 9,774
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)										5 years
Direct Financing Lease, Lease Receivable	$ 8,066																										$ 8,066
Payments to Acquire Lease Receivables										$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, July 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years									5 years																	5 years
Direct Financing Lease, Lease Receivable	$ 22,915																										$ 22,915
Payments to Acquire Lease Receivables	23,000									$ 17,257
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, August 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)									5 years
Direct Financing Lease, Lease Receivable	5,922																										5,922
Payments to Acquire Lease Receivables									$ 6,600
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Lease Receivable	7,999																										7,999
Payments to Acquire Lease Receivables								$ 8,750
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Lease Receivable	8,613																										8,613
Payments to Acquire Lease Receivables								$ 9,375
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, September 2025 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)								5 years
Direct Financing Lease, Lease Receivable	9,226																										9,226
Payments to Acquire Lease Receivables								$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, October 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)							5 years
Direct Financing Lease, Lease Receivable	8,679																										8,679
Payments to Acquire Lease Receivables							$ 9,375
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, November 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)						5 years
Direct Financing Lease, Lease Receivable	9,398																										9,398
Payments to Acquire Lease Receivables						$ 10,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2025 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Direct Financing Lease, Lease Receivable	7,562																										7,562
Payments to Acquire Lease Receivables					$ 8,335
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, December 2025 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)					5 years
Payments to Acquire Lease Receivables					$ 6,330
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, January 2026 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)				5 years
Direct Financing Lease, Lease Receivable	7,661																										7,661
Payments to Acquire Lease Receivables				$ 8,335
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, March 2026 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years
Direct Financing Lease, Lease Receivable	7,523																										7,523
Payments to Acquire Lease Receivables			$ 8,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, March 2026 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)			5 years
Direct Financing Lease, Lease Receivable	52,618																										52,618
Payments to Acquire Lease Receivables			$ 55,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, April 2026 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)		5 years
Direct Financing Lease, Lease Receivable	8,742																										8,742
Payments to Acquire Lease Receivables		$ 9,100
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel Under Construction, November 2024 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Lease Receivable	1,320																										1,320
Payments to Acquire Lease Receivables														$ 31,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel Under Construction, November 2024 2 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Lease Receivable	1,320																										1,320
Payments to Acquire Lease Receivables														$ 31,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel Under Construction, November 2024 3 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)														5 years
Direct Financing Lease, Lease Receivable	$ 1,320																										$ 1,320
Payments to Acquire Lease Receivables														$ 31,000
Neptune Maritime Leasing Limited (“NML”) [Member] | Leaseback Vessel, June 2026 [Member]
Lessor, Direct Financing Lease, Term of Contract (Year)	5 years																										5 years
Direct Financing Lease, Lease Receivable	$ 10,811																										$ 10,811
Payments to Acquire Lease Receivables																											$ 10,950
Sale Leaseback Transactions Regarding the Vessel Polar Brasil S&L [Member]
Finance Lease, Liability																													$ 28,064
Debt Instrument, Interest Rate, Stated Percentage																													6.04%